Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	SSR Mining Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-35455
Entity Tax Identification Number	98-0211014
Entity Address, Address Line One	Suite 1300
Entity Address, Address Line Two	6900 E. Layton Ave.
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	292-1299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000921638
Amendment Flag	true
Amendment Description	to provide disclosure of the material terms of the employment arrangement between the Company and William MacNevin